Note 9 - Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2015
Notes Tables
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
	Shares Underlying Options	Weighted Average Exercise Price Per Share
Options outstanding at December 31, 2013	6,851,352	$0.24
Granted	780,000	0.24
Exercised	(2,143,600)	0.23
Cancelled	—	—
Forfeitures	—	—
Options outstanding at December 31, 2014	5,487,752	$0.24
Granted	5,340,000	0.32
Exercised	(2,590,536)	0.20
Cancelled	(4,773,616)	0.22
Forfeitures	—	—
Options outstanding at December 31, 2015	3,463,600	$0.27

Options exercisable at December 31, 2015	3,463,600	$0.27

Schedule of Nonvested Share Activity [Table Text Block]
	Shares Under Option	Weighted Average Grant-Date Fair Value
Unvested at December 31, 2014	2,224	$0.06
Granted	5,340,000	0.18
Vested	(5,342,224)	0.18
Forfeitures	—	—
Unvested at December 31, 2015	—	$—

Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range [Table Text Block]
			Outstanding, Vested and Expected to Vest			Options Vested
				Weighted Average			Weighted Average
				Remaining	Weighted		Remaining
Per Share				Contractual	Average	Options	Contractual
Exercise Price			Shares	Life (Years)	Exercise Price	Exercisable	Life (Years)
$ 0.09	–	0.11	563,600	6.85	$0.10	563,600	6.85
0.23	–	0.25	460,000	8.11	0.25	460,000	8.11
	0.32		2,440,000	9.18	0.32	2,440,000	9.18
			3,463,600	8.66	$0.27	3,463,600	8.66

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
	2015			2014
Common stock fair value		$0.32		$0.11	-	$0.23
Risk-free interest rate	1.57%	-	1.61%	0.75%	-	1.76%
Expected dividend yield		0%			0%
Expected option life (years)		5.0			5.0
Expected stock price volatility	62.60%	-	64.59%	69.37%	-	70.93%